Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2021
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
Note C - Loans and Allowance for Loan Losses
Loans are comprised of the following at December 31:

	2021	2020
Residential real estate	$274,425	$305,478
Commercial real estate:
Owner-occupied	71,979	51,863
Nonowner-occupied	176,100	164,523
Construction	33,718	37,063
Commercial and industrial	141,525	157,692
Consumer:
Automobile	48,206	55,241
Home equity	22,375	19,993
Other	62,863	56,811
	831,191	848,664
Less: Allowance for loan losses	(6,483)	(7,160)

Loans, net	$824,708	$841,504

Commercial and industrial loans include $446 of loans originated under the PPP at December 31, 2021, as compared to $27,933 at December 31, 2020. These loans are guaranteed by the SBA.

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2021, and 2020:
December 31, 2021	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,480	$2,431	$1,776	$1,473	$7,160
Provision for loan losses	(615)	(61)	(258)	515	(419)
Loans charged off	(84)	(115)	(120)	(1,162)	(1,481)
Recoveries	199	293	173	558	1,223
Total ending allowance balance	$980	$2,548	$1,571	$1,384	$6,483

December 31, 2020	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,250	$1,928	$1,447	$1,647	$6,272
Provision for loan losses	413	946	443	1,178	2,980
Loans charged off	(340)	(559)	(185)	(1,949)	(3,033)
Recoveries	157	116	71	597	941
Total ending allowance balance	$1,480	$2,431	$1,776	$1,473	$7,160

The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2021 and 2020:

December 31, 2021	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$—	$10	$—	$10
Collectively evaluated for impairment	980	2,548	1,561	1,384	6,473
Total ending allowance balance	$980	$2,548	$1,571	$1,384	$6,483

Loans:
Loans individually evaluated for impairment	$—	$5,411	$4,531	$81	$10,023
Loans collectively evaluated for impairment	274,425	276,386	136,994	133,363	821,168
Total ending loans balance	$274,425	$281,797	$141,525	$133,444	$831,191

December 31, 2020	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$—	$—	$—	$—
Collectively evaluated for impairment	1,480	2,431	1,776	1,473	7,160
Total ending allowance balance	$1,480	$2,431	$1,776	$1,473	$7,160

Loans:
Loans individually evaluated for impairment	$411	$5,845	$4,686	$84	$11,026
Loans collectively evaluated for impairment	305,067	247,604	153,006	131,961	837,638
Total ending loans balance	$305,478	$253,449	$157,692	$132,045	$848,664

The following table presents information related to loans individually evaluated for impairment by class of loans as of the years ended December 31, 2021, and 2020:

December 31, 2021	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial and industrial	$1,993	$1,993	$10	$1,987	$94	$94

With no related allowance recorded:
Commercial real estate:
Owner-occupied	5,052	5,027	—	5,151	309	309
Nonowner-occupied	384	384	—	387	29	29
Commercial and industrial	2,538	2,538	—	2,981	139	139
Consumer:
Home equity	31	31	—	32	2	2
Other	50	50	—	49	2	2

Total	$10,048	$10,023	$10	$10,587	$575	$575

December 31, 2020	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:	$—	$—	$—	$—	$—	$—

With no related allowance recorded:
Residential real estate	418	411	—	423	21	21
Commercial real estate:
Owner-occupied	5,256	5,256	—	3,417	260	260
Nonowner-occupied	632	589	—	626	29	29
Commercial and industrial	4,686	4,686	—	3,772	196	196
Consumer:
Home equity	34	34	—	28	2	2
Other	50	50	—	10	2	2

Total	$11,076	$11,026	$—	$8,276	$510	$510

The recorded investment of a loan excludes accrued interest and net deferred origination fees and costs due to immateriality.

Nonaccrual loans and loans past due 90 days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu). As of December 31, 2021 and December 31, 2020, other real estate owned for residential real estate properties totaled $15 and $49, respectively. In addition, nonaccrual residential mortgage loans that are in the process of foreclosure had a recorded investment of $316 and $1,097 as of December 31, 2021 and December 31, 2020, respectively.
The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2021 and 2020:
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2021
Residential real estate	$10	$2,683
Commercial real estate:
Owner-occupied	—	1,055
Nonowner-occupied	—	—
Construction	—	146
Commercial and industrial	65	150
Consumer:
Automobile	55	147
Home equity	—	148
Other	160	17
Total	$290	$4,346

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2020
Residential real estate	$127	$5,256
Commercial real estate:
Owner-occupied	—	205
Nonowner-occupied	—	362
Construction	—	156
Commercial and industrial	15	149
Consumer:
Automobile	146	129
Home equity	—	210
Other	136	36
Total	$424	$6,503

The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2021 and 2020:
December 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,208	$1,218	$921	$4,347	$270,078	$274,425
Commercial real estate:
Owner-occupied	895	—	153	1,048	70,931	71,979
Nonowner-occupied	100	—	—	100	176,000	176,100
Construction	36	53	33	122	33,596	33,718
Commercial and industrial	517	60	215	792	140,733	141,525
Consumer:
Automobile	656	148	194	998	47,208	48,206
Home equity	35	165	47	247	22,128	22,375
Other	401	133	177	711	62,152	62,863

Total	$4,848	$1,777	$1,740	$8,365	$822,826	$831,191
December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,845	$496	$1,663	$5,004	$300,474	$305,478
Commercial real estate:
Owner-occupied	470	1,003	193	1,666	50,197	51,863
Nonowner-occupied	94	—	362	456	164,067	164,523
Construction	—	82	—	82	36,981	37,063
Commercial and industrial	1,112	11	164	1,287	156,405	157,692
Consumer:
Automobile	831	131	258	1,220	54,021	55,241
Home equity	204	81	113	398	19,595	19,993
Other	446	76	172	694	56,117	56,811

Total	$6,002	$1,880	$2,925	$10,807	$837,857	$848,664

Troubled Debt Restructurings:
A troubled debt restructuring (“TDR”) occurs when the Company has agreed to a loan modification in the form of a concession for a borrower who is experiencing financial difficulty.  All TDRs are considered to be impaired.   The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a reduction in the contractual principal and interest payments of the loan; or short-term interest-only payment terms.
The Company has allocated reserves for a portion of its TDRs to reflect the fair values of the underlying collateral or the present value of the concessionary terms granted to the customer.
The following table presents the types of TDR loan modifications by class of loans as of December 31, 2021 and December 31, 2020:
	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms	Total TDRs
December 31, 2021
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	$1,455	$—	$1,455
Maturity extension at lower stated rate than market rate	268	—	268
Credit extension at lower stated rate than market rate	375	—	375
Nonowner-occupied
Credit extension at lower stated rate than market rate	385	—	385
Commercial and industrial
Interest only payments	2,301	—	2,301
Total TDRs	$4,784	$—	$4,784

	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms	Total TDRs
December 31, 2020
Residential real estate:
Interest only payments	$202	$—	$202
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	1,486	—	1,486
Maturity extension at lower stated rate than market rate	351	—	351
Credit extension at lower stated rate than market rate	384	—	384
Nonowner-occupied
Credit extension at lower stated rate than market rate	390	—	390
Commercial and industrial
Interest only payments	4,400	—	4,400
Total TDRs	$7,213	$—	$7,213

The Company had no specific allocations in reserves to customers whose loan terms have been modified in TDRs at December 31, 2021 and 2020. At December 31, 2021, the Company had $3,199 in commitments to lend additional amounts to customers with outstanding loans that are classified as TDRs, as compared to $1,100 at December 31, 2020.
There were no TDR loan modifications that occurred during the years ended December 31, 2021 and 2020 that impacted provision expense or the allowance for loan losses.
During the years ended December 31, 2021, and 2020, the Company had no TDRs that experienced any payment defaults within twelve months following their loan modification. A default is considered to have occurred once the TDR is past due 90 days or more or it has been placed on nonaccrual.  TDR loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.
The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law on March 27, 2020 and provided guidance on the modification of loans as a result of COVID-19, which outlined, among other criteria, that short-term modifications made on a good faith basis to borrowers who were current as defined under the CARES Act prior to any relief, are not TDRs. This includes short-term modifications such as payment deferrals, fee waivers, extensions of repayment terms, or other delays in payment that are insignificant. Borrowers are considered current if they are less than 30 days past due on their contractual payments at the time of modification.As of December 31, 2021, the Company had modified 655 loans related to COVID-19 with an outstanding loan balance of $124,657 that were not reported as TDRs. As of December 31, 2021, the Company had 30 of those modified loans still operating under their COVID-19 related deferral terms with an outstanding loan balance of $374 that were not reported as TDRs in the tables presented above.
The terms of certain other loans were modified during the years ended December 31, 2021 and 2020 that did not meet the definition of a TDR.  These loans have a total recorded investment of $23,171 as of December 31, 2021 and $16,624 as of December 31, 2020.  The modification of these loans primarily involved the modification of the terms of a loan to borrowers who were not experiencing financial difficulties.
Credit Quality Indicators:
The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from 1 through 11. The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and ”classified” assets. The Company considers its criticized assets to be loans that are graded 8 and its classified assets to be loans that are graded 9 through 11. The Company’s risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed $1,000.
The Company uses the following definitions for its criticized loan risk ratings:
Special Mention. Loans classified as special mention indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency.  These loans will be under constant supervision, are not classified and do not expose the institution to sufficient risks to warrant classification.  These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may be necessary to correct the deficiencies.  These loans are considered bankable assets with no apparent loss of principal or interest envisioned.  The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted.  Credits that are defined as a troubled debt restructuring should be graded no higher than special mention until they have been reported as performing over one year after restructuring.
The Company uses the following definitions for its classified loan risk ratings:
Substandard. Loans classified as substandard represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one or more well defined weaknesses and the collateral pledged may inadequately protect collection of the loans. Loss of principal is not likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loan grade 8 loans. Collateral liquidation is considered likely to satisfy debt.
Doubtful. Loans classified as doubtful display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors which may strengthen the credit can be more accurately determined. These factors may include proposed acquisitions, liquidation procedures, capital injection, and receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.
Loss. Loans classified as loss are considered uncollectible and are of such little value that their continuance as bankable assets is not warranted.  This classification does not mean that the credit has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset yielding such a minimum value even though partial recovery may be affected in the future.  Amounts classified as loss should be promptly charged off.
Criticized and classified loans will mostly consist of commercial and industrial and commercial real estate loans. The Company considers its loans that do not meet the criteria for a criticized and classified asset rating as pass rated loans, which will include loans graded from 1 (Prime) to 7 (Watch). All commercial loans are categorized into a risk category either at the time of origination or re-evaluation date.
As of December 31, 2021 and December 31, 2020, and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:
December 31, 2021	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$66,999	$618	$4,362	$71,979
Nonowner-occupied	175,901	—	199	176,100
Construction	33,685	—	33	33,718
Commercial and industrial	134,983	1,862	4,680	141,525
Total	$411,568	$2,480	$9,274	$423,322

December 31, 2020	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$46,604	$669	$4,590	$51,863
Nonowner-occupied	160,324	3,629	570	164,523
Construction	37,063	—	—	37,063
Commercial and industrial	150,786	2,064	4,842	157,692
Total	$394,777	$6,362	$10,002	$411,141

The Company also obtains the credit scores of its borrowers upon origination (if available by the credit bureau) but not thereafter. The Company focuses mostly on the performance and repayment ability of the borrower as an indicator of credit risk and does not consider a borrower’s credit score to be a significant influence in the determination of a loan’s credit risk grading.
For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of December 31, 2021 and December 31, 2020:
	Consumer
December 31, 2021	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$48,004	$22,227	$62,686	$271,732	$404,649
Nonperforming	202	148	177	2,693	3,220
Total	$48,206	$22,375	$62,863	$274,425	$407,869

	Consumer
December 31, 2020	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$54,966	$19,783	$56,639	$300,095	$431,483
Nonperforming	275	210	172	5,383	6,040
Total	$55,241	$19,993	$56,811	$305,478	$437,523

The Company, through its subsidiaries, grants residential, consumer, and commercial loans to customers located primarily in the southeastern area of Ohio as well as the western counties of West Virginia.  Approximately 4.45% of total loans were unsecured at December 31, 2021, up from 4.22% at December 31, 2020.